EQUITY ACCOUNTED INVESTMENTS - Schedule Of Fair Value Of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	$ 961	$ 9,032
Equity accounted investments	33,647	31,994	$ 24,977
GGP1
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price		7,570
Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	925	1,176
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	36	286
Publicly traded equity accounted investment [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,287	10,409
Publicly traded equity accounted investment [Member] | GGP Inc. (“GGP”)
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments		8,844
Publicly traded equity accounted investment [Member] | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	1,287	1,364
Publicly traded equity accounted investment [Member] | Other
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 0	$ 201